Expected credit loss measurement - Scenario assumptions (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Price Inflation | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.00%	9.10%
Asset Price Inflation | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	9.40%
Asset Price Inflation | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	5.50%
Asset Price Inflation | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%	3.10%
Asset Price Inflation | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	2.30%
Asset Price Inflation | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.10%	1.80%
Asset Price Inflation | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	3.00%
Asset Price Inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.00%	6.20%
Asset Price Inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.70%	2.30%
Asset Price Inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.25%	0.50%
Asset Price Inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.20%	0.40%
Asset Price Inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.25%	0.50%
Asset Price Inflation | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	20.00%	12.00%
Asset Price Inflation | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.00%	16.00%
Asset Price Inflation | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.00%	14.00%
Asset Price Inflation | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.60%	5.10%
Asset Price Inflation | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.80%	8.40%
Asset Price Inflation | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.00%	10.00%
Asset Price Inflation | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.10%	17.80%
Asset Price Inflation | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.20%	17.30%
Asset Price Inflation | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.60%	13.10%
Asset Price Inflation | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.10%	9.50%
Asset Price Inflation | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	8.00%
Asset Price Inflation | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.20%	6.10%
Asset Price Inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	3.00%
Asset Price Inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.00%	6.00%
Asset Price Inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.50%	1.60%
Asset Price Inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.70%	1.70%
Asset Price Inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.575%	1.40%
Asset Price Inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.625%	1.50%
Asset Price Inflation | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	51.70%	35.50%
Asset Price Inflation | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	42.90%	41.60%
Asset Price Inflation | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	37.90%	37.90%
Asset Price Inflation | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.00%	15.50%
Asset Price Inflation | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	19.10%	17.80%
Asset Price Inflation | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.40%	21.70%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.30%)	4.40%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.60%	3.90%
Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.70%	2.40%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.60%	2.20%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.00%	1.40%
Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.60%	0.30%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	3.90%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.00%	7.40%
Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	2.50%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.056%)	0.165%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.478%	0.111%
Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.457%	0.121%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	14.10%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.20%	12.30%
Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.60%	12.10%
Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.10%	4.40%
Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.50%)	3.50%
Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.70%)	5.10%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.20%	10.10%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%	7.50%
Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%	5.80%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.50%	6.30%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.60%	4.80%
Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	1.70%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.30%	3.50%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.10%	7.20%
Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.60%	2.30%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.132%)	0.412%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.447%	0.349%
Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.57%	0.344%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	22.80%	24.70%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	29.20%	20.70%
Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	19.30%	19.10%
Baseline ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	7.40%
Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.60%)	7.10%
Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.00%	9.60%
Mild global interest rate steepening | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.10%)
Mild global interest rate steepening | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.10%)
Mild global interest rate steepening | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.90%)
Mild global interest rate steepening | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		5.70%
Mild global interest rate steepening | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		4.20%
Mild global interest rate steepening | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.50%
Mild global interest rate steepening | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		6.10%
Mild global interest rate steepening | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		8.70%
Mild global interest rate steepening | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.40%
Mild global interest rate steepening | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		2.592%
Mild global interest rate steepening | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		2.838%
Mild global interest rate steepening | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		2.455%
Mild global interest rate steepening | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(27.00%)
Mild global interest rate steepening | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(23.40%)
Mild global interest rate steepening | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(22.90%)
Mild global interest rate steepening | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(4.30%)
Mild global interest rate steepening | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(4.00%)
Mild global interest rate steepening | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(2.30%)
Mild global interest rate steepening | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		1.80%
Mild global interest rate steepening | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		0.90%
Mild global interest rate steepening | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.10%)
Mild global interest rate steepening | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		13.00%
Mild global interest rate steepening | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		10.40%
Mild global interest rate steepening | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		9.00%
Mild global interest rate steepening | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		7.20%
Mild global interest rate steepening | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		9.10%
Mild global interest rate steepening | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		4.20%
Mild global interest rate steepening | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.292%
Mild global interest rate steepening | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.493%
Mild global interest rate steepening | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.073%
Mild global interest rate steepening | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(21.80%)
Mild global interest rate steepening | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(19.90%)
Mild global interest rate steepening | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(19.60%)
Mild global interest rate steepening | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(8.80%)
Mild global interest rate steepening | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(7.60%)
Mild global interest rate steepening | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(8.70%)
Stagflationary Geopolitical Crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.80%)
Stagflationary Geopolitical Crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.60%)
Stagflationary Geopolitical Crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.80%)
Stagflationary Geopolitical Crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.00%
Stagflationary Geopolitical Crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.60%
Stagflationary Geopolitical Crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.80%
Stagflationary Geopolitical Crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.20%
Stagflationary Geopolitical Crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.90%
Stagflationary Geopolitical Crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.30%
Stagflationary Geopolitical Crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.35%
Stagflationary Geopolitical Crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%
Stagflationary Geopolitical Crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.20%
Stagflationary Geopolitical Crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(51.50%)
Stagflationary Geopolitical Crisis | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(51.60%)
Stagflationary Geopolitical Crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(51.60%)
Stagflationary Geopolitical Crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(16.70%)
Stagflationary Geopolitical Crisis | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(12.80%)
Stagflationary Geopolitical Crisis | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.40%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.40%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.70%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.90%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.80%
Stagflationary Geopolitical Crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.80%
Stagflationary Geopolitical Crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.70%
Stagflationary Geopolitical Crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	11.80%
Stagflationary Geopolitical Crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.20%
Stagflationary Geopolitical Crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.10%
Stagflationary Geopolitical Crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.05%
Stagflationary Geopolitical Crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.20%
Stagflationary Geopolitical Crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.05%
Stagflationary Geopolitical Crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(45.60%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(47.20%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(47.20%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(32.90%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(35.80%)
Stagflationary Geopolitical Crisis | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(14.70%)
Global crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(6.40%)	(5.90%)
Global crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.50%)	(8.70%)
Global crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(6.70%)	(6.60%)
Global crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.50%)	(1.20%)
Global crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.70%)	(1.30%)
Global crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.80%)	(1.80%)
Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.00%	10.90%
Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	11.90%	12.90%
Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.40%	5.20%
Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(3.26%)	(0.50%)
Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.706%)	(0.35%)
Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.097%)	(0.70%)
Global crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.00%)	(50.20%)
Global crisis | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.00%)	(57.60%)
Global crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(46.00%)	(53.60%)
Global crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.90%)	(17.00%)
Global crisis | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.30%)	(9.50%)
Global crisis | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.90%)	(5.40%)
Global crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.80%)	(3.80%)
Global crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.30%)	(10.30%)
Global crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(3.70%)	(5.70%)
Global crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.20%	0.40%
Global crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.70%)	(1.70%)
Global crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.60%)	(1.60%)
Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.40%	10.80%
Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	13.00%	15.10%
Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.90%	5.90%
Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.911%)	(0.15%)
Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.465%)	(0.25%)
Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.596%)	(0.35%)
Global crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(27.90%)	(40.10%)
Global crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(39.30%)	(50.40%)
Global crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(32.90%)	(44.20%)
Global crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(23.90%)	(30.00%)
Global crisis | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(32.70%)	(26.30%)
Global crisis | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(17.50%)	(10.80%)
UBS AG | Asset Price Inflation | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.00%	9.10%
UBS AG | Asset Price Inflation | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	9.40%
UBS AG | Asset Price Inflation | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	5.50%
UBS AG | Asset Price Inflation | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%	3.10%
UBS AG | Asset Price Inflation | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	2.30%
UBS AG | Asset Price Inflation | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.10%	1.80%
UBS AG | Asset Price Inflation | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	3.00%
UBS AG | Asset Price Inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.00%	6.20%
UBS AG | Asset Price Inflation | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.70%	2.30%
UBS AG | Asset Price Inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.25%	0.50%
UBS AG | Asset Price Inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.20%	0.40%
UBS AG | Asset Price Inflation | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.25%	0.50%
UBS AG | Asset Price Inflation | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	20.00%	12.00%
UBS AG | Asset Price Inflation | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.00%	16.00%
UBS AG | Asset Price Inflation | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.00%	14.00%
UBS AG | Asset Price Inflation | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.60%	5.10%
UBS AG | Asset Price Inflation | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.80%	10.00%
UBS AG | Asset Price Inflation | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.00%	8.40%
UBS AG | Asset Price Inflation | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.10%	17.80%
UBS AG | Asset Price Inflation | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.20%	17.30%
UBS AG | Asset Price Inflation | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.60%	13.10%
UBS AG | Asset Price Inflation | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	8.10%	9.50%
UBS AG | Asset Price Inflation | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	8.00%
UBS AG | Asset Price Inflation | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.20%	6.10%
UBS AG | Asset Price Inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.00%	3.00%
UBS AG | Asset Price Inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.00%	6.00%
UBS AG | Asset Price Inflation | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.50%	1.60%
UBS AG | Asset Price Inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.70%	1.70%
UBS AG | Asset Price Inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.575%	1.40%
UBS AG | Asset Price Inflation | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.625%	1.50%
UBS AG | Asset Price Inflation | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	51.70%	35.50%
UBS AG | Asset Price Inflation | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	42.90%	41.60%
UBS AG | Asset Price Inflation | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	37.90%	37.90%
UBS AG | Asset Price Inflation | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.00%	15.50%
UBS AG | Asset Price Inflation | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	19.10%	21.70%
UBS AG | Asset Price Inflation | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.40%	17.80%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.30%)	4.40%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.60%	3.90%
UBS AG | Baseline ECL scenario | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.70%	2.40%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.60%	2.20%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.00%	1.40%
UBS AG | Baseline ECL scenario | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.60%	0.30%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	3.90%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.00%	7.40%
UBS AG | Baseline ECL scenario | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	2.50%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.056%)	0.165%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.478%	0.111%
UBS AG | Baseline ECL scenario | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.457%	0.121%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.40%	14.10%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	17.20%	12.30%
UBS AG | Baseline ECL scenario | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.60%	12.10%
UBS AG | Baseline ECL scenario | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.10%	4.40%
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.50%)	3.50%
UBS AG | Baseline ECL scenario | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.70%)	5.10%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.20%	10.10%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%	7.50%
UBS AG | Baseline ECL scenario | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.50%	5.80%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	6.50%	6.30%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.60%	4.80%
UBS AG | Baseline ECL scenario | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	3.90%	1.70%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.30%	3.50%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	7.10%	7.20%
UBS AG | Baseline ECL scenario | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.60%	2.30%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.132%)	0.412%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.447%	0.349%
UBS AG | Baseline ECL scenario | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	0.57%	0.344%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	22.80%	24.70%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	29.20%	20.70%
UBS AG | Baseline ECL scenario | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	19.30%	19.10%
UBS AG | Baseline ECL scenario | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.30%	7.40%
UBS AG | Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.60%)	7.10%
UBS AG | Baseline ECL scenario | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.00%	9.60%
UBS AG | Mild global interest rate steepening | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.10%)
UBS AG | Mild global interest rate steepening | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.10%)
UBS AG | Mild global interest rate steepening | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.90%)
UBS AG | Mild global interest rate steepening | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		5.70%
UBS AG | Mild global interest rate steepening | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		4.20%
UBS AG | Mild global interest rate steepening | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.50%
UBS AG | Mild global interest rate steepening | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		6.10%
UBS AG | Mild global interest rate steepening | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		8.70%
UBS AG | Mild global interest rate steepening | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.40%
UBS AG | Mild global interest rate steepening | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		2.592%
UBS AG | Mild global interest rate steepening | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		2.838%
UBS AG | Mild global interest rate steepening | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		2.455%
UBS AG | Mild global interest rate steepening | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(27.00%)
UBS AG | Mild global interest rate steepening | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(23.40%)
UBS AG | Mild global interest rate steepening | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(22.90%)
UBS AG | Mild global interest rate steepening | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(4.30%)
UBS AG | Mild global interest rate steepening | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(2.30%)
UBS AG | Mild global interest rate steepening | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(4.00%)
UBS AG | Mild global interest rate steepening | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		1.80%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		0.90%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(0.10%)
UBS AG | Mild global interest rate steepening | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		13.00%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		10.40%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		9.00%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		7.20%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		9.10%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		4.20%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.292%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.493%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		3.073%
UBS AG | Mild global interest rate steepening | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(21.80%)
UBS AG | Mild global interest rate steepening | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(19.90%)
UBS AG | Mild global interest rate steepening | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(19.60%)
UBS AG | Mild global interest rate steepening | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(8.80%)
UBS AG | Mild global interest rate steepening | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(8.70%)
UBS AG | Mild global interest rate steepening | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast		(7.60%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.80%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.60%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.80%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.00%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.60%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.80%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.20%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.90%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.30%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.35%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.50%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.20%
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(51.50%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(51.60%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(51.60%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(16.70%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(12.80%)
UBS AG | Stagflationary Geopolitical Crisis | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.40%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.40%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(5.70%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(4.90%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	15.80%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	14.80%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.70%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	11.80%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	12.20%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	5.10%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.05%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.20%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	2.05%
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(45.60%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(47.20%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(47.20%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(32.90%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(35.80%)
UBS AG | Stagflationary Geopolitical Crisis | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(14.70%)
UBS AG | Global crisis | Within 1 year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(6.40%)	(5.90%)
UBS AG | Global crisis | Within 1 year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.50%)	(8.70%)
UBS AG | Global crisis | Within 1 year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(6.70%)	(6.60%)
UBS AG | Global crisis | Within 1 year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.50%)	(1.20%)
UBS AG | Global crisis | Within 1 year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.70%)	(1.30%)
UBS AG | Global crisis | Within 1 year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.80%)	(1.80%)
UBS AG | Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	10.00%	10.90%
UBS AG | Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	11.90%	12.90%
UBS AG | Global crisis | Within 1 year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.40%	5.20%
UBS AG | Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(3.26%)	(0.50%)
UBS AG | Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.706%)	(0.35%)
UBS AG | Global crisis | Within 1 year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.097%)	(0.70%)
UBS AG | Global crisis | Within 1 year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.00%)	(50.20%)
UBS AG | Global crisis | Within 1 year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(50.00%)	(57.60%)
UBS AG | Global crisis | Within 1 year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(46.00%)	(53.60%)
UBS AG | Global crisis | Within 1 year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.90%)	(17.00%)
UBS AG | Global crisis | Within 1 year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(19.30%)	(9.50%)
UBS AG | Global crisis | Within 1 year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.90%)	(5.40%)
UBS AG | Global crisis | cumulative 3-year | Real GDP growth (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.80%)	(3.80%)
UBS AG | Global crisis | cumulative 3-year | Real GDP growth (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(8.30%)	(10.30%)
UBS AG | Global crisis | cumulative 3-year | Real GDP growth (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(3.70%)	(5.70%)
UBS AG | Global crisis | cumulative 3-year | Consumer price index (% change) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	1.20%	0.40%
UBS AG | Global crisis | cumulative 3-year | Consumer price index (% change) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(0.70%)	(1.70%)
UBS AG | Global crisis | cumulative 3-year | Consumer price index (% change) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.60%)	(1.60%)
UBS AG | Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | United States
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	9.40%	10.80%
UBS AG | Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Eurozone
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	13.00%	15.10%
UBS AG | Global crisis | cumulative 3-year | Unemployment rate (end-of-period level, %) | Switzerland
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	4.90%	5.90%
UBS AG | Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | USD
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.911%)	(0.15%)
UBS AG | Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | EUR
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(2.465%)	(0.25%)
UBS AG | Global crisis | cumulative 3-year | Fixed income: 10-year government bonds (change in yields, basis points) | CHF
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(1.596%)	(0.35%)
UBS AG | Global crisis | cumulative 3-year | Equity indices (% change) | S&P500
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(27.90%)	(40.10%)
UBS AG | Global crisis | cumulative 3-year | Equity indices (% change) | EuroStoxx50
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(39.30%)	(50.40%)
UBS AG | Global crisis | cumulative 3-year | Equity indices (% change) | SPI
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(32.90%)	(44.20%)
UBS AG | Global crisis | cumulative 3-year | Swiss real estate (% change) | Single Family Homes
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(23.90%)	(30.00%)
UBS AG | Global crisis | cumulative 3-year | Other real estate (% change) | United States S&P / Case Shiller
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(32.70%)	(26.30%)
UBS AG | Global crisis | cumulative 3-year | Other real estate (% change) | Eurozone House Price Index
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Table]
Economic forecast	(17.50%)	(10.80%)